Exploration and Evaluation Costs	12 Months Ended
Dec. 31, 2023
Disclosure Of Exploration And Evaluation Costs [Abstract]
Exploration and evaluation costs [Text Block]

Note 14: Exploration and evaluation costs

For the years ended December 31, 2023, 2022 and 2021, the Company's exploration and evaluation costs were as follows:

	Quebec	Nunavut	British Columbia	Total
Assaying	$1,538	$44	$-	$1,582
Exploration drilling	2,250	-	-	2,250
Camp cost, equipment and field supplies	936	194	-	1,130
Geological consulting services	7	16	-	23
Geophysical analysis	165	-	-	165
Permitting, environmental and community costs	235	158	-	393
Expediting and mobilization	17	-	-	17
Salaries and wages	1,987	23	-	2,010
Fuel and consumables	481	-	-	481
Aircraft and travel	784	(1)	-	783
Share-based compensation	465	12	-	477
Total for year ended December 31, 2023	$8,865	$446	$-	$9,311

	Quebec	Nunavut	British Columbia	Total
Assaying	$1,638	$50	$2	$1,690
Exploration drilling	1,768	-	-	1,768
Camp cost, equipment and field supplies	844	193	10	1,047
Geological consulting services	50	13	-	63
Geophysical analysis	127	-	-	127
Permitting, environmental and community costs	163	164	-	327
Expediting and mobilization	12	-	-	12
Salaries and wages	2,330	45	1	2,376
Fuel and consumables	537	-	-	537
Aircraft and travel	768	21	-	789
Share-based compensation	471	9	1	481
Total for year ended December 31, 2022	$8,708	$495	$14	$9,217

	Quebec	Nunavut	British Columbia	Total
Assaying	$2,502	$264	$21	$2,787
Exploration drilling	3,448	601	125	4,174
Camp cost, equipment and field supplies	1,280	377	124	1,781
Geological consulting services	481	312	3	796
Geophysical analysis	185	-	-	185
Permitting, environmental and community costs	186	184	53	423
Expediting and mobilization	79	170	6	255
Salaries and wages	1,921	458	100	2,479
Fuel and consumables	462	30	-	492
Aircraft and travel	429	1,079	2	1,510
Share-based compensation	346	88	39	473
Total for year ended December 31, 2021	$11,319	$3,563	$473	$15,355